Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales [Abstract]
Sales to external parties	$ 6,841	$ 7,536	$ 10,015
Inter-segment sales	0	0	0
Total sales	6,841	7,536	10,015
Cost of sales	4,585	4,865	4,983
Operating income (loss) [Abstract]
Segment operating income (loss)	873	1,218	3,509
Other income not allocated to the segments	(98)	(77)	7
Operating income	775	1,141	3,516
Financing expenses, net	(140)	(168)	(113)
Share in earnings of equity-accounted investees	1	1	1
Income before income taxes	636	974	3,404
Depreciation and amortization	610	536	498
Capital expenditures	902	873	822
Capex As Part Of Business Combination	92
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,220	1,206	1,737
Inter-segment sales	19	21	29
Total sales	1,239	1,227	1,766
Cost of sales	821	815	890
Operating income (loss) [Abstract]
Segment operating income (loss)	224	220	628
Depreciation and amortization	57	57	61
Capital expenditures	94	91	90
Capex As Part Of Business Combination	0
Potash [Member]
Sales [Abstract]
Sales to external parties	1,462	1,973	3,031
Inter-segment sales	194	209	282
Total sales	1,656	2,182	3,313
Cost of sales	1,006	1,011	1,020
Operating income (loss) [Abstract]
Segment operating income (loss)	250	668	1,822
Depreciation and amortization	242	175	166
Capital expenditures	332	384	346
Capex As Part Of Business Combination	0
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	2,049	2,141	2,676
Inter-segment sales	166	209	255
Total sales	2,215	2,350	2,931
Cost of sales	1,515	1,658	1,795
Operating income (loss) [Abstract]
Segment operating income (loss)	358	350	785
Depreciation and amortization	191	207	179
Capital expenditures	340	270	254
Capex As Part Of Business Combination	0
Growing Solutions [Member]
Sales [Abstract]
Sales to external parties	1,932	2,047	2,376
Inter-segment sales	18	26	46
Total sales	1,950	2,073	2,422
Cost of sales	1,426	1,641	1,648
Operating income (loss) [Abstract]
Segment operating income (loss)	128	51	378
Depreciation and amortization	74	68	70
Capital expenditures	98	92	101
Capex As Part Of Business Combination	92
Other Activities [Member]
Sales [Abstract]
Sales to external parties	178	169	195
Inter-segment sales	3	3	3
Total sales	181	172	198
Cost of sales	175	(178)	(191)
Operating income (loss) [Abstract]
Segment operating income (loss)	(22)	(34)	(17)
Depreciation and amortization	15	17	13
Capital expenditures	8	13	14
Capex As Part Of Business Combination	0
Reconciliation [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(400)	(468)	(615)
Total sales	(400)	(468)	(615)
Cost of sales	(358)	(438)	(561)
Operating income (loss) [Abstract]
Segment operating income (loss)	(65)	(37)	(87)
Depreciation and amortization	31	12	9
Capital expenditures	30	$ 23	$ 17
Capex As Part Of Business Combination	$ 0